Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Impairment	$ 272,350
Depreciation expenses	$ 831,820	$ 701,461	$ 605,253